Notes to the cash flow statements - Non-cash financing activities and restricted cash (Details) - AUD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Sep. 15, 2021	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Dec. 13, 2021
Non-cash financing activities
Shares issued under the dividend reinvestment plan				$ 401
Shares issued under the dividend reinvestment plan, percentage movement from same period in prior year		(100.00%)
Increase in lease liabilities		$ 98	$ 55	144
Increase in lease liabilities, percentage movement from prior period		78.00%
Increase in lease liabilities, percentage movement from same period in prior year		(32.00%)
Value of WCN4 transferred to the nominated party	$ 1,152
Value per note of WCN4 transferred to the nominated party	$ 100
Restricted cash
Restricted cash included in cash and balances with central banks		$ 480	445	236
Restricted cash included in assets held for sale		$ 0	$ 0	$ 174
MoneyBrilliant Pty Ltd
Businesses acquired
Percentage of voting equity interests acquired					100.00%